Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 6,711	$ 5,908	$ 7,657
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for Loan Losses	2,050	4,580	1,680
Depreciation	726	551	572
Amortization of intangible assets	122	105	121
Deferred income taxes	746	(387)	(51)
Net amortization of securities premiums and discounts	1,648	936	860
Net realized gain on sales of securities	(284)	(626)	(1,170)
Earnings and proceeds on life insurance policies	(888)	(665)	(685)
Loss on sales of fixed assets and foreclosed real estate owned	11	427	920
Net gain on sale of mortgage loans	(54)	(113)	(150)
Mortgage loans originated for sale	(1,685)	(4,297)	(4,269)
Proceeds from sale of mortgage loans originated for sale	1,739	4,410	4,419
Compensation expense related to stock options	71	66	154
Compensation expense related to restricted stock	89	55
Decrease (increase) in accrued interest receivable	346	(24)	83
Increase (decrease) in accrued interest payable	17	(9)	(57)
Other, net	(27)	(419)	447
Net Cash Provided by Operating Activities	11,338	10,498	10,531
CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale: Proceeds from sales	110,748	44,976	66,263
Securities available for sale: Proceeds from maturities and principal reductions on mortgage-backed securities	26,182	22,853	14,859
Securities available for sale: Purchases	(100,982)	(50,565)	(74,426)
Proceeds from maturities on securities held-to-maturity			175
Purchase of regulatory stock	(2,883)	(4,095)	(1,963)
Redemption of regulatory stock	4,455	2,397	3,126
Net increase in loans	(43,468)	(65,830)	(4,270)
Proceeds from bank-owned life insurance	205		75
Purchase of bank-owned life insurance	(2,000)
Purchase of premises and equipment	(511)	(290)	(193)
Proceeds from sales of foreclosed real estate owned and fixed assets	685	4,310	1,045
Acquisition, net of cash and cash equivalents acquired	11,112
Net Cash Provided by (Used in) Investing Activities	3,543	(46,244)	4,691
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in deposits	47,213	(9,035)	18,762
Net (decrease) increase in short-term borrowings	(21,800)	27,540	(24,219)
Repayment of long-term debt	(28,981)	(10,074)	(1,561)
Proceeds from other borrowings		29,000
Stock options exercised	843	441	691
Tax benefit of stock options exercised	38	16	17
ESOP purchase of shares from treasury stock	131	146	150
Purchase of treasury stock	(447)	(127)	(179)
Cash dividends paid	(4,714)	(4,527)	(4,370)
Net Cash (Used in) Provided by Financing Activities	(7,717)	33,380	(10,709)
Net Increase (Decrease) in Cash and Cash Equivalents	7,164	(2,366)	4,513
CASH AND CASH EQUIVALENTS - BEGINNING	10,010	12,376	7,863
CASH AND CASH EQUIVALENTS - ENDING	17,174	10,010	12,376
Supplemental Disclosure of Cash Flow Information
Cash payments for: Interest paid	3,542	3,267	3,264
Cash payments for: Income taxes paid, net of refunds	1,535	2,315	2,645
Supplemental Schedule of Noncash Investing Activities
Transfers of loans to foreclosed real estate and repossession of other assets	3,246	3,880	4,704
Dividends payable	1,331	$ 1,147	$ 1,100
Merger with Delaware Bancshares, Inc.
Noncash assets acquired: Securities available-for-sale	208,488
Noncash assets acquired: Regulatory stock	279
Noncash assets acquired: Loans	116,674
Noncash assets acquired: Premises and equipment, net	7,292
Noncash assets acquired: Accrued interest receivable	1,626
Noncash assets acquired: Bank-owned life insurance	14,762
Noncash assets acquired: Core deposit intangibles	449
Noncash assets acquired: Deferred tax assets	3,034
Noncash assets acquired: Other assets	3,281
Noncash assets acquired: Goodwill	1,616
Total Noncash assets acquired	357,501
Liabilities assumed:
Time deposits	71,342
Deposits other than time deposits	255,921
Borrowings	21,232
Accrued interest payable	95
Other liabilities	7,873
Total Liabilities assumed	356,463
Net Noncash Assets Acquired	1,038
Cash Acquired	$ 14,977